STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - shares	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020
Share dividend		718,750
Class B Common Stock
Shares subject to forfeiture			1,031,250
Share dividend	0.1	0.1